Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Non-Current Assets [Abstract]
Disclosure of Detailed Information about Other Assets

	Note	December 31, 2024	December 31, 2023
Investment in Versamet	10(a), 11(a)	$32,317	$—
Convertible note receivable	11(b)	29,094	25,200
VAT receivables	7	8,587	13,394
Derivative assets	16(a)	81	496
Other		3,056	7,163
		$73,135	$46,253
11.    OTHER NON-CURRENT ASSETS (CONTINUED)